194 SA1 10/18

SUPPLEMENT DATED OCTOBER 30, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 1, 2018 OF

Franklin Strategic Income Fund

(a series of Franklin Strategic Series)

The Statement of Additional Information (SAI) is amended as follows:

I.  The following replaces the sixth bullet point in the list of bullet points under the “Goals, Strategies and Risks – Additional Strategies” heading in the SAI:

•  invest in collateralized debt obligations

Please keep this supplement with your SAI for future reference.

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